INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost			$ 16,382,000	$ 18,196,000	$ 18,196,000	$ 17,608,000
Balance Beginning			16,382,000	18,196,000	18,196,000
Additions			1,716,000		1,770,000	2,601,000
Impairments					0	(36,000)
Amortization			(2,689,000)		(3,584,000)	(1,977,000)
Balance Ending, Cost					16,382,000	18,196,000
Balance Ending	$ 15,409,000		15,409,000		16,382,000	18,196,000
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost			12,378,000	12,275,000	12,275,000	12,272,000
Balance Beginning, A.A.			(6,957,000)	(6,293,000)	(6,293,000)	(5,629,000)
Additions			0		103,000	39,000
Impairments					0	(36,000)
Amortization	(200,000)	$ (200,000)	(499,000)	(500,000)	(664,000)	(664,000)
Balance Ending, Cost	12,378,000		12,378,000		12,378,000	12,275,000
Balance Ending, A.A.	(7,456,000)		(7,456,000)		(6,957,000)	(6,293,000)
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost			16,455,000	14,788,000	14,788,000	12,226,000
Balance Beginning, A.A.			(5,494,000)	(2,574,000)	(2,574,000)	(1,261,000)
Additions			1,716,000		1,667,000	2,562,000
Impairments					0	0
Amortization	(800,000)	$ (800,000)	(2,190,000)	$ (2,200,000)	(2,920,000)	(1,313,000)
Balance Ending, Cost	18,171,000		18,171,000		16,455,000	14,788,000
Balance Ending, A.A.	$ (7,684,000)		$ (7,684,000)		$ (5,494,000)	$ (2,574,000)